Description of Plan - Employer Contributions, Vesting and Investment Options (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) yr	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic vesting percentage (percent)	3.00%
Vesting percentage (percent)	100.00%
Discretionary and automatic contributions (percent)	7.00%
Employer contributions	$ 78,768,187	$ 80,082,717
Employer contributions, cash		18,321,890
Employer contributions in stock contributions		$ 61,760,826
Age target for target retirement fund | yr	65
EBP, Employer Matching Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer's matching contributions (percent)	50.00%
Employee contribution (percent)	2.00%
EBP, Employer Matching Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer's matching contributions (percent)	100.00%
Employee contribution (percent)	3.00%